OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Employees and payroll accruals	$ 946	$ 1,383
Accrued expenses	442	621
Accounts Payable and Other Accrued Liabilities, Current	$ 1,388	$ 2,004